Document and Entity Information	Apr. 29, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001368458
Document Type	8-K
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	SALLY BEAUTY HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-33145
Entity Tax Identification Number	36-2257936
Entity Address, Address Line One	3001 Colorado Boulevard
Entity Address, City or Town	Denton
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76210
City Area Code	(940)
Local Phone Number	898-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SBH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false